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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10127

                     FORTRESS BROOKDALE INVESTMENT FUND LLC
                     --------------------------------------
               (Exact name of registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                      10020
--------------------------------------------------------------------------------
         (Address of principal executive offices)                     (Zip code)

                    Skadden, Arps, Slate, Meagher & Flom LLP
                                 4 Times Square
                               New York, NY 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

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ITEM 1. REPORTS TO STOCKHOLDERS.

The Company's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is filed herewith as follows:

-   Financial Statements for the Six Months Ended June 30, 2003

-   Statement of Board of Directors' Aggregate Remuneration

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

Financial Statements for the Six Months Ended June 30, 2003 (Unaudited) TABLE OF CONTENTS

                                                                                        PAGE
INDEPENDENT ACCOUNTANTS' REVIEW REPORT                                                   1

FINANCIAL STATEMENTS (Unaudited):

     Statement of Assets and Liabilities as of June 30, 2003                             2

     Schedule of Investments as of June 30, 2003                                         3

     Statement of Operations for the Six Months Ended June 30, 2003                      4

     Statement of Cash Flows for the Six Months Ended June 30, 2003                      5

     Statement of Changes in Net Assets for the Six Months Ended June 30, 2003 and
     for the Year Ended December 31, 2002                                                6

     Notes to Financial Statements                                                       7

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                     Independent Accountants' Review Report

To the Members and Trustees of
Fortress Brookdale Investment Fund, LLC

We have reviewed the accompanying statement of assets and liabilities of Fortress Brookdale Investment Fund, LLC (the "Company"), including the schedule of investments, as of June 30, 2003, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the six-months then ended. These financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States.

We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statement of changes in net assets for the year ended December 31, 2002, and financial highlights for each of the three years in the period then ended, and in our report dated February 28, 2003, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                                        /s/ ERNST & YOUNG LLP

August 27, 2003
New York, New York

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FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

                                                              June 30, 2003
                                                              -------------
ASSETS

  Investment in affiliate, at value (cost $14,694)               $ 17,319
  Cash and cash equivalents                                           133
  Other assets                                                         52
                                                                 --------
                                                                   17,504
                                                                 --------
LIABILITIES
  Accounts payable                                                     45
                                                                 --------
                                                                       45
                                                                 --------
NET ASSETS                                                       $ 17,459
                                                                 ========

NET ASSETS CONSISTS OF:
  Preferred equity                                               $     42
  Common equity                                                    15,000
  Accumulated net investment loss                                    (208)
  Accumulated net unrealized gain on affiliate investment           2,625
                                                                 --------
                                                                 $ 17,459
                                                                 ========

See notes to financial statements.

                                       2

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FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

SCHEDULE OF INVESTMENTS (Unaudited)
AS OF JUNE 30, 2003
(dollar amounts in thousands)

                   Investment                        Description of Securities        Cost     Fair Value
                   ----------                        -------------------------        ----     ----------
Investment in controlled affiliate (a):

Fortress Brookdale Acquisition LLC ("FBA") (b)   4.58% of the issued common shares   $14,694    $ 17,319
                                                                                     ===================

(a) The Company shares its investment advisor with Fortress Registered Investment Trust, which owns 50.51% of FBA. FBA is therefore considered an affiliate of the Company for the purposes herein. These securities are restricted as to public resale.

(b) FBA owns 100% of the outstanding common shares of Brookdale Living Communities, Inc. as its sole asset at the end of the period.

Summary of Transactions with Affiliated Companies

                                                       Cost Incurred     Dividend Income
                                                      Six Months Ended   Six Months Ended   Fair Value of Total
             Affiliate                Purchase Date    June 30, 2003      June 30, 2003         Investment
             ---------                -------------   ---------------------------------------------------------
Fortress Brookdale Acquisition LLC        N/A             $     -             $    -            $  17,319
                                                      =========================================================

See notes to financial statements.

                                       3

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FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF OPERATIONS (Unaudited)
(dollar amounts in thousands)

                                                    Six Months Ended
                                                     June 30, 2003
                                                    ----------------
Expenses

  Audit fees                                             $   9
  Directors fees                                             3
  Insurance expense                                          5
                                                         -----

Net investment loss                                        (17)
                                                         -----

Net unrealized gain on affiliate investment                551
                                                         -----

Net increase in net assets resulting from operations     $ 534
                                                         =====

FINANCIAL HIGHLIGHTS

                                                        Six Months Ended    Year Ended December 31,    Period from 9/6/00
                                                         June 30, 2003         2002         2001        through 12/31/00
                                                        ----------------    ---------- ----------      ------------------
Disclosure of certain ratios:

 Ratio of total expenses to average net assets               0.1%*             0.2%         0.2%            2.5%*

 Ratio of investment loss, net, to average net assets       -0.1%*            -0.2%        -0.2%           (2.5%)*

 Portfolio turnover rate                                       0%*             0.0%         0.0%              0%*

 Total return                                                  3%              7.0%         5.6%           -1.7%

*annualized

See notes to financial statements.

                                       4

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FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

                                                                 Six Months Ended
                                                                  June 30, 2003
                                                                 ----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                 $   534
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
     Net unrealized gain on affiliate investment                        (551)
     Change in:
        Accounts payable                                                  (6)
                                                                     -------

Net cash used in operating activities                                    (23)
                                                                     -------

CASH FLOWS FROM INVESTING ACTIVITIES:                                      -
                                                                     -------

CASH FLOWS FROM FINANCING ACTIVITIES:                                      -
                                                                     -------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                (23)

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                           156
                                                                     -------

CASH AND CASH EQUIVALENTS, END OF PERIOD                             $   133
                                                                     =======

See notes to financial statements.

                                       5

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FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
(dollar amounts in thousands)

                                                                 Six Months Ended        Year Ended
                                                                  June 30, 2003       December 31, 2002
                                                                 ----------------     -----------------
Increase/(decrease) in net assets resulting from operations

            Net investment loss                                     $     (17)           $    (34)

            Net unrealized gain on affiliate investment                   551               1,169
                                                                    ---------            --------

Net increase in net assets resulting from operations                      534               1,135

Capital contributions                                                       -                   -
Issuance of preferred interests                                             -                   -
Distribution of preferred equity                                            -                  (5)
                                                                    ---------            --------

Net increase in net assets                                                534               1,130

Net assets, beginning of period                                        16,925              15,795
                                                                    ---------            --------

Net assets, end of period                                           $  17,459            $ 16,925
                                                                    =========            ========

See notes to financial statements.

                                       6

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FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2003

1.   ORGANIZATION

     Fortress Brookdale Investment Fund, LLC (the "Company") was formed on September 6, 2000 as a Delaware limited liability company and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in limited liability interests in Fortress Brookdale Acquisitions LLC ("FBA"). FBA owns 100% of the issued and outstanding common stock of Brookdale Living Communities Inc., a leading senior living company.

     The members of the Company include Northwestern Mutual Life Insurance Company ("Northwestern"), Weyerhauser Company Master Retirement Trust ("Weyerhauser"), and FIG Advisors LLC ("FIG", and together with Northwestern and Weyerhauser, the "Members"), with FIG acting as Advisory Member. The liability of each member is limited to the amount of capital contributions required to be made by such member in accordance with the provisions of the Company's operating agreement, as amended. The operating agreement provides that, unless terminated earlier, the Company will terminate on the first anniversary of the termination of FBA.

     FIG is also the advisor of Fortress Registered Investment Trust, which holds 50.51% of FBA. As the Company and FBA share the same advisor, they are considered affiliates for purposes herein.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States. The Company reports its assets and liabilities at fair value on the reporting date, including its investment in FBA.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, the Company may encounter primarily market risk. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company. Management believes that the carrying value of its investment is reasonable, taking into consideration market risk along with its knowledge of the company in which it has made equity investments.

     VALUATION OF ASSETS AND LIABILITIES - The valuation of investments is based upon initial cost and is updated periodically by estimates as determined in accordance with the Company's valuation policies as approved by the Company's board of managers.

                                       7

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FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2003

     Events that could change the reported amount include: further financing by the investee company, receipt of a bona fide offer by the Company for its investment, obtaining by the Company of a third party estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

     Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by the Company, and such differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each Member is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition. No distributions have been made through June 30, 2003.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company follows industry practice and records security transactions on the trade date. Dividend income will be recognized on the ex-dividend date.

     CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

3.   ALLOCATIONS TO MEMBERS

     Net Profits, as defined, are first allocated to FIG in an amount equal to a cumulative return of 1.5% per annum on all Capital Contributions. Remaining Net Profits are then allocated to holders of the preferred equity interest in accordance with its terms, then to the Members other than FIG. Net Losses, as defined, are allocated first to the Members other than FIG.

4.   PREFERRED EQUITY INTERESTS

     The Company has issued preferred equity interests in the aggregate amount of $50,000 to 100 qualified investors. Such securities attract a 10% return, payable out of the Company's Net Profits.

                                       8

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Fortress Brookdale Investment Fund LLC
Statement of Board of Directors' Aggregate Remuneration
For the period ended 6/30/2003

During the period from 1/1/2003 to 6/30/2003, total remittance of remuneration by Fortress Brookdale Investment Fund LLC to members of the board of directors amounted to $23,183.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. [RESERVED.]

ITEM 9. CONTROLS AND PROCEDURES.

The Company's chief executive officer and chief financial officer have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) Certification of Chief Executive Officer.

(b)(2) Certification of Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Brookdale Investment Fund LLC

By:   /s/ Jeffrey Rosenthal
     ----------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: August 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Wesley R. Edens
     ----------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: August 29, 2003

By:   /s/ Jeffrey Rosenthal
     ----------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: August 29, 2003